INVESTMENT IN AFFILIATE - Disclosure of detailed information about fair value management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment In Affiliate [Abstract]
Open balance	$ 1,631	$ 2,285
Adjustments for gains (losses) on fair value adjustment, investment property	0	837
Increase (decrease) through net exchange differences, investment property	145	183
Close balance	$ 1,776	$ 1,631